Other Expenses	12 Months Ended
Dec. 31, 2023
Other Expenses [Abstract]
Other expenses
26	Other expenses

	Year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Advertising and promotion expenses	29,171,942	32,412,727	49,828,134
Consulting fees	9,330,732	12,016,260	17,480,308
Entertainment and travelling expenses	10,793,089	9,740,873	15,252,790
Office and commute expenses	10,711,801	7,791,694	10,792,783
Post-loan management expenses	-	-	10,481,523
Directors and officers liability insurance	3,545,117	3,474,151	3,613,489
Communication expenses	3,861,529	2,424,242	2,826,369
Research and development expenses	1,602,095	760,465	1,791,754
Depreciation and amortization	3,821,788	2,244,279	1,753,032
Litigation and attorney fees	18,697,784	7,680,633	1,714,117
Others	8,964,511	7,344,173	5,986,473
Total	100,500,388	85,889,497	121,520,772